UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5813

Liquid Reserves Portfolio
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

Schedule of Investments (February 28, 2006) (unaudited)

LIQUID RESERVES PORTFOLIO

Face Amount	Security	Value

Asset-Backed Security — 1.5%
$500,000,000	Restructured Asset Certificates with Enhanced Returns (RACERS) Trust, Series 2004-6-MM, 4.570% due 3/22/06 (a)(b)	$500,000,000

Certificates of Deposit (Domestic) — 0.7%
	Wells Fargo Bank NA:
125,000,000	4.010% due 7/24/06	124,939,513
116,000,000	4.860% due 1/31/07	116,000,000

	Total Certificates of Deposit (Domestic)	240,939,513

Certificates of Deposit (Yankee) — 16.1%
	BNP Paribas NY Branch:
150,000,000	4.100% due 5/24/06	150,000,000
206,000,000	4.130% due 5/25/06	206,000,000
80,000,000	4.700% due 9/29/06	80,000,000
	Calyon NY:
350,000,000	4.100% due 5/24/06	350,000,000
275,000,000	4.845% due 8/9/06	275,000,000
200,000,000	4.750% due 10/26/06	200,000,000
250,000,000	4.640% due 11/1/06	250,000,000
	Credit Suisse New York:
306,900,000	4.700% due 11/3/06	306,900,000
100,000,000	5.080% due 2/22/07	100,000,000
	Depfa Bank PLC NY:
150,000,000	4.220% due 8/11/06	150,000,000
200,000,000	4.740% due 11/20/06	200,000,000
	Deutsche Bank NY:
100,000,000	4.100% due 5/22/06	100,000,000
350,000,000	4.625% due 7/6/06	350,000,000
262,000,000	4.250% due 8/9/06	262,000,000
175,000,000	4.235% due 8/10/06	175,000,000
200,000,000	4.225% due 8/11/06	200,000,000
243,000,000	4.230% due 8/11/06	243,000,000
115,000,000	4.360% due 9/29/06	115,000,000
175,000,000	4.730% due 11/6/06	175,000,000
75,000,000	Dexia Credit Local NY, 4.525% due 11/17/06	74,889,883
589,000,000	Dresdner Bank NY, 4.530% due 3/21/06	589,000,000
	Royal Bank of Scotland NY:
175,000,000	3.830% due 3/6/06	175,000,715
151,000,000	4.620% due 7/6/06	151,000,000
100,000,000	4.030% due 7/24/06	99,959,518
100,000,000	4.640% due 11/1/06	100,000,000
95,000,000	Societe Generale NY, 4.540% due 11/17/06	94,870,341

See Notes to Financial Statements.

Liquid Reserves Portfolio 2006 Semi-Annual Report	19

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Security	Value

Certificates of Deposit (Yankee) — 16.1% (continued)
$197,000,000	Svenska Handelsbanken NY, 4.645% due 11/1/06	$197,006,403
142,000,000	Toronto Dominion Bank NY, 3.600% due 6/7/06	142,000,000

	Total Certificates of Deposit (Yankee)	5,511,626,860

Commercial Paper — 17.7%
81,045,000	Albis Capital Corp., 4.609% due 3/20/06 (c)	80,848,668
131,760,000	Atlantis One Funding Corp., 3.947% due 3/1/06 (c)	131,760,000
129,869,000	Atomium Funding Corp., 4.652% due 6/28/06 (c)	127,915,734
250,000,000	Bank of America Corp., 4.590% due 6/12/06 (c)	246,790,549
281,792,000	Bavaria Trr Corp., 4.557%-4.558% due 3/2/06 (c)	281,756,385
	Chesham Finance LLC:
450,000,000	4.570% due 3/1/06 (b)	449,977,251
362,457,000	4.581% due 3/1/06 (c)	362,457,000
400,000,000	4.520% due 3/23/06 (b)	399,948,406
	Cheyne Finance LLC:
100,000,000	4.540% due 3/15/06 (b)	99,980,854
150,000,000	4.575% due 3/31/06 (a)(b)	149,967,129
100,000,000	4.583% due 4/25/06 (b)	99,977,011
125,000,000	4.560% due 3/27/06 (b)	124,994,163
	Series MTN:
100,000,000	4.540% due 3/6/06 (a)(b)	99,977,069
100,000,000	Crown Point Capital Co., Series A, 3.885% due 3/7/06 (c)	99,936,500
81,638,000	Cullinan Finance Corp., 4.617% due 6/20/06 (c)	80,500,238
	Curzon Funding LLC:
200,000,000	4.249% due 4/4/06 (c)	199,214,222
100,000,000	4.605% due 6/14/06 (c)	98,687,500
100,000,000	4.855% due 8/8/06 (c)	97,893,333
	‘Ebury Finance LLC,
325,000,000	4.531% due 3/27/06 (b)	324,947,569
160,000,000	4.262% due 4/10/06 (c)	159,258,667
100,000,000	General Electric Capital Corp., 3.926% due 3/2/06 (c)	99,989,306
	Grampian Funding LLC:
613,300,000	4.040% due 3/21/06 (c)	611,950,740
330,000,000	4.238% due 4/3/06 (c)	328,744,625
581,000,000	4.499% due 5/22/06 (c)	575,177,089
322,000,000	4.624% due 7/3/06 (c)	316,986,818
148,176,000	Market Street Funding Corp., 4.093% due 3/21/06 (c)	147,845,897
166,000,000	Morrigan Funding LLC, 4.568% due 3/1/06 (c)	166,000,000
100,000,000	Westpac Banking Corp., 4.605% due 6/15/06 (c)	98,675,000

	Total Commercial Paper	6,062,157,723

Corporate Bonds & Notes — 22.2%
100,617,000	Brahms Funding Corp., 4.603% due 3/28/06 (c)	100,271,381
100,000,000	Carmel Mountain Funding Trust, Series MTN. 4.601% due 3/24/06 (c)	99,707,389

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2006 Semi-Annual Report

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Security	Value

Corporate Bonds & Notes — 22.2% (continued)
	Fenway Funding LLC:
$294,060,000	4.601% due 3/1/06 (c)	$294,060,000
550,419,000	4.608%-4.611% due 3/1/06 (c)	550,419,000
225,000,000	4.621% due 3/1/06 (c)	225,000,000
477,000,000	4.598% due 3/10/06 (c)	476,453,835
130,601,000	4.589% due 3/27/06 (c)	130,169,944
	Foxboro Funding Ltd.:
150,290,000	4.579% due 3/3/06 (c)	150,251,843
500,000,000	4.584% due 3/6/06 (c)	499,681,944
174,411,000	4.592% due 3/9/06 (c)	174,233,488
130,486,000	4.587% due 3/17/06 (c)	130,220,968
400,000,000	4.617% due 3/27/06 (c)	398,671,111
442,000,000	Harwood Street Funding II, 4.601% due 3/1/06 (c)	442,000,000
	KKR Pacific Funding Trust:
278,153,000	4.577% due 3/17/06 (c)	277,589,277
181,693,000	4.578% due 3/20/06 (c)	181,255,726
350,000,000	4.651% due 4/4/06 (c)	348,469,528
200,000,000	Main Street Warehouse Funding, 4.576% due 3/23/06 (c)	199,442,667
205,000,000	Master Funding LLC, Series B, 4.540% due 3/31/06 (c)	204,231,250
	Mica Funding LLC,
100,000,000	4.585% due 3/6/06 (c)	99,936,528
196,500,000	4.525% due 3/15/06 (b)	196,475,310
296,454,000	Monument Gardens Funding LLC, 4.650% due 6/23/06 (c)	292,182,592
1,200,000,000	Morgan Stanley Dean Witter Co., 4.620% due 3/2/06 (b)	1,200,000,000
	Strand Capital LLC:
100,000,000	4.472% due 3/3/06 (c)	99,975,333
290,000,000	4.078% due 3/13/06 (c)	289,613,333
150,000,000	4.229% due 3/16/06 (c)	149,740,625
100,000,000	4.264% due 3/24/06 (c)	99,732,944
194,000,000	4.279% due 4/3/06 (c)	193,254,878
100,000,000	4.280% due 4/4/06 (c)	99,604,278

	Total Corporate Bonds & Notes	7,602,645,172

Master Note — 1.5%
500,000,000	Morgan Stanley, 4.763% due 3/1/06	500,000,000

Medium Term Notes — 10.4%
	Cheyne Finance LLC:
150,000,000	4.540% due 3/15/06 (a)(b)	149,971,690
100,000,000	4.540% due 3/15/06 (a)(b)	99,978,712
150,000,000	4.551% due 3/27/06 (a)(b)	149,970,658
150,000,000	4.551% due 3/27/06 (a)(b)	149,974,286
	Series MTN:
150,000,000	4.540% due 3/15/06 (a)(b)	149,964,370
145,000,000	4.790% due 1/12/07 (a)(b)	144,987,407

See Notes to Financial Statements.

Liquid Reserves Portfolio 2006 Semi-Annual Report	21

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Security	Value

Medium Term Notes — 10.4% (continued)
	Credit Suisse First Boston NY:
$400,000,000	4.550% due 3/20/06 (b)	$400,000,000
248,500,000	4.550% due 3/20/06 (b)	248,500,000
100,000,000	Links Finance LLC, Series MTN 3.550% due 4/25/06 (a)	100,000,000
305,000,000	Goldman Sachs Group Inc., 4.520% due 5/23/06 (c)	301,891,881
120,000,000	Premier Asset Collateralized LLC, 4.541% due 3/27/06 (a)(b)	119,985,600
	Sigma Finance Inc., Series MTN:
225,000,000	3.612% due 6/9/06 (a)	225,000,000
100,000,000	3.560% due 4/25/06 (a)	100,000,000
250,000,000	4.785% due 1/16/07 (a)	249,978,193
102,784,000	SMM Trust, 2006-M, Secured Notes, 4.591% due 5/2/06 (a)	102,784,000
	Stanfield Victoria Funding LLC:
100,000,000	4.525% due 3/15/06 (a)(b)	99,992,779
100,000,000	4.525% due 3/15/06 (a)(b)	99,984,380
100,000,000	4.455% due 3/20/06 (a)(b)	99,983,773
50,000,000	4.530% due 3/20/06 (a)(b)	49,990,517
100,000,000	4.531% due 3/27/06 (a)(b)	99,990,615
100,000,000	4.541% due 3/27/06 (a)(b)	99,985,908
100,000,000	4.541% due 3/27/06 (a)(b)	99,983,788
100,000,000	4.541% due 3/27/06 (a)(b)	99,981,692
100,000,000	3.575% due 4/24/06 (a)	99,997,829

	Total Medium Term Notes	3,542,878,078

Promissory Note — 3.2%
1,100,000,000	Goldman Sachs Group Inc., 4.700% due 3/2/06 (b)	1,100,000,000

Time Deposits — 7.2%
350,000,000	ABN AMRO Bank Grand Cayman, 4.540% due 3/1/06	350,000,000
200,000,000	Dresdner Bank Grand Cayman, 4.550% due 3/1/06	200,000,000
200,000,000	La Salle Bank NA Grand Cayman, 4.520% due 3/1/06	200,000,000
90,000,000	National City Bank Kentucky, 4.531% due 3/1/06	90,000,000
	Societe Generale NY:
500,000,000	4.550% due 3/1/06	500,000,000
342,306,000	4.580% due 3/1/06	342,306,000
250,000,000	State Street Cayman Islands, 4.540% due 3/1/06	250,000,000
516,489,000	Svenska Handelsbanken Grand Cayman, 4.531% due 3/1/06	516,489,000

	Total Time Deposits	2,448,795,000

U.S. Government & Agency Obligations — 20.3%
U.S. Government Agencies — 13.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
245,000,000	3.607% due 3/27/06 (c)	244,378,925
100,000,000	3.521% due 4/18/06 (c)	99,546,667
50,000,000	4.343% due 5/2/06 (c)	49,634,028

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2006 Semi-Annual Report

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 13.6% (continued)
$44,287,000	4.349% due 5/2/06 (c)	$43,962,462
215,818,000	3.561% due 5/10/06 (c)	214,374,417
211,997,000	4.545% due 6/20/06 (c)	209,094,761
98,000,000	3.707% due 6/27/06 (c)	96,852,273
100,000,000	3.719% due 6/27/06 (c)	98,824,917
75,156,000	3.838% due 6/27/06 (c)	74,244,525
89,861,000	3.889% due 7/5/06 (c)	88,683,147
80,000,000	3.905% due 7/5/06 (c)	78,947,200
77,000,000	3.956% due 7/5/06 (c)	75,973,205
115,500,000	4.069% due 7/31/06 (c)	113,583,470
180,768,000	3.937% due 8/4/06 (c)	177,791,354
110,500,000	4.120% due 8/4/06 (c)	108,603,341
125,000,000	4.605% due 9/18/06 (c)	121,901,250
87,500,000	4.356% due 9/27/06 (c)	85,369,010
200,000,000	4.345% due 9/29/06 (c)	195,094,556
100,000,000	4.576% due 11/1/06 (c)	97,015,764
150,000,000	4.623% due 11/1/06 (c)	145,487,917
100,000,000	4.644% due 11/1/06 (c)	96,978,333
98,614,000	4.629% due 11/14/06 (c)	95,483,170
100,000,000	4.640% due 11/14/06 (c)	96,821,583
111,314,000	4.675% due 11/14/06 (c)	107,740,078
120,000,000	4.669% due 12/1/06 (c)	115,911,667
100,073,000	4.655% due 1/9/07 (c)	96,188,778
100,000,000	4.980% due 2/16/07 (c)	95,360,444
261,878,000	4.609%-4.610% due 9/27/06 (c)	255,118,274
250,000,000	4.708%-4.711% due 12/1/06 (c)	241,406,250
140,450,000	Series RB, 4.051% due 3/28/06 (c)	140,031,810
	Federal National Mortgage Association (FNMA):
150,000,000	2.500% due 6/15/06	149,484,244
	Discount Notes:
50,000,000	3.776% due 6/30/06 (c)	49,388,278
119,833,000	3.803% due 6/30/06 (c)	118,356,840
95,500,000	3.852% due 6/30/06 (c)	94,309,142
125,000,000	3.939% due 9/1/06 (c)	122,578,611
56,810,000	4.350% due 9/29/06 (c)	55,414,936
200,000,000	4.684% due 12/1/06 (c)	193,163,194
100,000,000	4.692% due 12/1/06 (c)	96,575,868

	Total U.S. Government Agencies	4,639,674,689

See Notes to Financial Statements.

Liquid Reserves Portfolio 2006 Semi-Annual Report	23

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Obligations — 6.7%
	U.S. Treasury Bills:
$250,000,000	4.322% due 7/13/06 (c)	$246,063,750
50,000,000	4.322%-4.333% due 7/13/06 (c)	49,210,889
250,000,000	4.396% due 7/20/06 (c)	245,789,583
443,985,000	4.411% due 7/20/06 (c)	436,481,469
45,000,000	4.432% due 7/27/06 (c)	44,198,025
25,000,000	4.453% due 7/27/06 (c)	24,552,403
250,000,000	4.646% due 8/24/06 (c)	244,451,111
150,000,000	4.652% due 8/24/06 (c)	146,667,000
400,000,000	4.575% due 8/31/06	390,748,333
394,000,000	2.375% due 8/31/06	390,887,551
63,700,000	2.500% due 9/30/06	63,152,713

	Total U.S. Government Obligations	2,282,202,827

	Total U.S. Government & Agency Obligations	6,921,877,516

	TOTAL INVESTMENTS — 100.8% (Cost — $34,430,919,862#)	34,430,919,862
	Liabilities in Excess of Other Assets — (0.8)%	(270,275,165)

	TOTAL NET ASSETS — 100.0%	$34,160,644,697

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006. Maturity dates shown are those of the next interest rate reset or actual maturity.

(c)	Rates shown reflect the yield to maturity on date of purchase.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2006 Semi-Annual Report

Liquid Reserves Portfolio

Statement of Assets and Liabilities (February 28, 2006) (unaudited)

ASSETS:
Investments, at amortized cost	$34,430,919,862
Cash	890,610
Interest receivable	124,052,898

Total Assets	34,555,863,370

LIABILITIES:
Payable for securities purchased	390,748,333
Investment management fee payable	1,725,390
Trustees’ fees payable	979,830
Accrued expenses	1,765,120

Total Liabilities	395,218,673

Total Net Assets	$34,160,644,697

REPRESENTED BY:
Paid in capital	$34,160,644,697

See Notes to Financial Statements.

Liquid Reserves Portfolio 2006 Semi-Annual Report	25

Liquid Reserves Portfolio

Statement of Operations (For the six months ended February 28, 2006) (unaudited)

INVESTMENT INCOME:
Interest (Note 1)	$932,694,476

EXPENSES:
Investment management fee (Note 2)	24,610,949
Custody and fund accounting fees	4,285,705
Trustees’ fees	1,144,188
Legal fees	89,504
Audit and tax	31,800
Shareholder reports	169
Miscellaneous expenses	11,162

Total Expenses	30,173,477

Less: Investment management fee waiver (Note 2)	(8,446,630)
Fees paid indirectly (Note 1d)	(7)

Net Expenses	21,726,840

Net Investment Income	910,967,636

Net Realized Loss on Investments	(1,679,724)

Increase in Net Assets From Operations	$909,287,912

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2006 Semi-Annual Report

Liquid Reserves Portfolio

Statements of Changes in Net Assets

For the six months ended February 28, 2006 (unaudited)
and the year ended August 31, 2005
	2006	2005

OPERATIONS:
Net investment income	$910,967,636	$1,099,544,089
Net realized gain (loss)	(1,679,724)	78,302

Increase in Net Assets From Operations	909,287,912	1,099,622,391

CAPITAL TRANSACTIONS:
Proceeds from contributions	64,602,113,473	100,595,035,548
Value of withdrawals	(76,139,581,452)	(94,492,475,937)

Increase (Decrease) in Net Assets From Capital Transactions	(11,537,467,979)	6,102,559,611

Increase (Decrease) in Net Assets	(10,628,180,067)	7,202,182,002

NET ASSETS:
Beginning of period	44,788,824,764	37,586,642,762

End of period	$34,160,644,697	$44,788,824,764

See Notes to Financial Statements.

Liquid Reserves Portfolio 2006 Semi-Annual Report	27

Liquid Reserves Portfolio

Financial Highlights

For the years ended August 31, unless otherwise noted:

	2006	(1)	2005	2004	2003	2002	2001

Total Return(2)	2.31%		2.54%	1.09%	1.49%	2.36%	N/A

Net Assets, End of Period (millions)	$34,161		$44,789	$37,587	$39,447	$45,007	$32,073

Ratios to Average Net Assets:
Gross expenses	0.13	%(3)	0.17%	0.17%	0.17%	0.19%	0.22%
Net expenses(4)(5)	0.10	(3)	0.10	0.10	0.10	0.10	0.10
Net investment income	4.00	(3)	2.57	1.09	1.39	2.29	5.27

(1)	For the six months ended February 28, 2006 (unaudited).

(2)

Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would be lower. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio did not exceed 0.10%.

(5)	The Portfolio’s manager waived a portion of its management fee. Such waiver is voluntary and may be reduced or terminated at any time.

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2006, all investors in the Portfolio were funds advised by the Manager and or its affiliates.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

          (c) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (d) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Portfolio’s investment manager Citi Fund Management Inc., (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, became

Liquid Reserves Portfolio 2006 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Portfolio’s existing investment management (advisory) contract to terminate. The Portfolio’s investors approved a new investment management contract between the Portfolio and the Manager, which became effective on December 27, 2005. An interim management agreement took effect upon the closing of the sale and continued in effect until December 27, 2005.

          Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

          Prior to October 1, 2005, the Portfolio paid the Manager a management fee calculated at an annual rate of 0.15% of the Portfolio’s average daily net assets.

          Effective October 1, 2005 and under the new Investment Management Agreement the Portfolio will pay the Manager a management fee calculated at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2006, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. For the six months ended February 28, 2006, the Manager voluntarily waived a portion of its investment management fee amounting to $8,446,630. These waivers are voluntary and may be reduced or terminated at any time.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

          The Trust has adopted a Retirement Plan (the “Plan”) for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees elected to receive a lump sum payment under the plan during this period. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2006 was $899,830.

3.	Investments

Purchases, maturities and sales of money market instruments aggregated $682,628,495,242 and $693,525,459,054 respectively, for the six months ended February 28, 2006.

4.	Regulatory Matters

          On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith

30	Liquid Reserves Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Barney Fund Management and Citigroup Global Markets (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Portfolio’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bid-

Liquid Reserves Portfolio 2006 Semi-Annual Report	31

Notes to Financial Statements (unaudited) (continued)

ding process. On November 21, 2005, and within the specified timeframe, the Portfolio’s Board selected a new transfer agent for the Portfolio. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

5.	Legal Matters

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

6.	Other Matters

          On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), each an affiliate of the manager, that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, SBFM and SBAM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM and SBAM’s ability to perform investment management services relating to the Portfolio.

32	Liquid Reserves Portfolio 2006 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

On December 1, 2005, Citigroup Inc. completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Adviser, to Legg Mason, Inc. in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The consummation of the Transaction resulted in the automatic termination of the Portfolio’s management agreement in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”).

          Prior to the closing of the Transaction, the Portfolio’s Board approved a new management agreement between the Portfolio and the Adviser (the “New Management Agreement”) and authorized the Portfolio’s officers to submit the New Management Agreement to investors for their approval. Portfolio investors were sent notice of the meeting in September, 2005. Investors also received information that included the factors the Board considered in approving the New Management Agreement. These factors are set forth below.

          While investor approval of the New Management Agreement was being sought, the Portfolio’s Board, at a meeting held in person on November 21, 2005 and as discussed in more detail below, approved an interim management agreement for the Portfolio. The interim management agreement took effect upon the closing of the Transaction and continued in effect until investor approval of the New Management Agreement was obtained. This approval was obtained on December 27, 2005. The factors considered by the Portfolio’s Board in approving the interim management agreement also are set forth below.

          On July 11, 2005, members of the Board discussed with CAM management and certain senior Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding the Portfolio, including the preservation, strengthening and growth of CAM’s business and its combination with Legg Mason’s business. Among other things, the Board Members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

          At a meeting held in person on August 7, 2005, the Portfolio’s Board, including a majority of the Board Members who are not “interested persons” of the Portfolio or the Adviser as defined in the 1940 Act (the “Independent Board Members”), approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition and asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason and/or Western Asset Management and its affiliates (“Western Asset”) also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement.

          The Independent Board Members conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

Liquid Reserves Portfolio	33

Board Approval of Management Agreement (unaudited) (continued)

          In their deliberations concerning the New Management Agreement, among other things, the Board Members considered:

(i) the automatic termination of the current management agreement upon completion of the Transaction and the need for continuity of services provided under the current management agreement;

(ii) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

(iii) that, following the Transaction, CAM will be part of an organization focused on the asset management business;

          (iv) that Legg Mason and its wholly-owned subsidiary, Western Asset, are experienced and respected asset management firms, and that Legg Mason has advised the Board Members that (a) it intends to combine the fixed income investment operations (including money market fund operations) of CAM with those of Western Asset and may also wish to combine other CAM operations with those of other Legg Mason subsidiaries; (b) after the closing of the Transaction, it will take steps to combine the investment management operations of Western Asset with the fixed income operations of the Adviser, which, among other things, may involve Western Asset and the Adviser sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources; (c) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board consent and appropriate notice to investors, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (d) in the future, it may recommend that Western Asset or other Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

(v) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

          (vi) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Portfolio and their investors by the Adviser, including compliance services;

          (vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any of the requirements of Section 15(f) of the 1940 Act not to be met;

          (viii) the assurances from Citigroup and Legg Mason that, for a three-year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will continue to offer the Portfolio as an investment product, and the potential benefits to Portfolio investors from this and other third-party distribution access;

          (ix) the potential benefits to Portfolio investors from being part of a combined fund family with Legg Mason-sponsored funds, including possible economies of scale and access to investment opportunities;

34	Liquid Reserves Portfolio

Board Approval of Management Agreement (unaudited) (continued)

(x) that Citigroup and Legg Mason would derive certain benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the potential effects of regulatory restrictions on the Portfolio if Citigroup-affiliated broker-dealers remain principal underwriters of the Portfolio after the closing of the Transaction;

(xii) the fact that the Portfolio’s total management fees will not increase by virtue of the New Management Agreement, but will remain the same;

          (xiii) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

(xiv) that the Portfolio would not bear the costs of obtaining investor approval of the New Management Agreement;

          (xv) that Citigroup and Legg Mason were negotiating a license arrangement that would permit the Portfolio to maintain its current name for some agreed upon time period after the closing of the Transaction; and

          (xvi) that the Board had recently performed a full annual review of the current management agreement as required by the 1940 Act.[1] In that regard, the Board’s deliberations concerning the New Management Agreement reflected its prior evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall-out benefits, fees and economies of scale and investment performance considered in connection with the approval of the current management agreement and its determination that information provided by CAM and Legg Mason management prior to and at the August meeting supported the continued appropriateness of such conclusions with respect to the New Management Agreement.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Management Agreement, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board also discussed the New Management Agreement in private sessions with their independent legal counsel at which no representatives of the Adviser were present. In light of all of the foregoing, the Board approved the New Management Agreement and authorized the Portfolio’s officers to submit the New Management Agreement to investors for their approval.

          A condition to the closing of the Transaction required that new management agreements to be approved by CAM advisory clients representing a substantial majority of investment management revenues. This condition was satisfied and the Transaction closed on December 1, 2005, prior to approval of the Portfolio’s New Management Agreement having been obtained. As noted above, prior to the closing of the Transaction, the Portfolio’s Board, at a meeting held in person on November 21, 2005, approved an interim management agreement for the Portfolio.

[1]	The Board’s deliberations in connection with that review were disclosed in the Fund’s annual report, a copy of which is available upon request.

Liquid Reserves Portfolio	35

Board Approval of Management Agreement (unaudited) (continued)

          In their deliberations concerning the interim management agreement, the Board Members considered that, as discussed in detail above, within the past year the Board had performed a full annual review of the current management agreement and had approved the New Management Agreement, subject to investor approval. In that regard, the Board, in its deliberations concerning the interim management agreement, met with senior representatives of CAM and Legg Mason to receive a status report on Legg Mason’s plans and intentions regarding CAM’s business and its combination with Legg Mason, including its plans for Portfolio portfolio management. On the basis of that report, the Board determined that its evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall out benefits, fees and economies of scale and investment performance and conclusions with respect thereto in connection with its approval of the New Management Agreement would apply to the interim agreement. However, the Board gave greatest weight to the imminent automatic termination of the current management agreement upon the completion of the Transaction and the need for continuity of the services provided thereunder pending investor approval of the New Management Agreement.

          In accordance with Rule 15a-4 under the 1940 Act, which regulates the use of interim management agreements, the interim management agreement for the Portfolio had a term no longer than 150 days. The terms of the interim management agreement approved by the Board were the same as those of the Portfolio’s management agreement that was in effect prior to the closing of the Transaction, differing only as to the effective date, the termination date and certain additional provisions required by law. Management fees paid under the interim agreement were to be held in escrow and not paid to the Manager until investors approved the New Management Agreement. By the terms of the interim management agreement, if investors did not approve the New Management Agreement, the management fees held in escrow were to be disbursed in accordance with applicable law.

36	Liquid Reserves Portfolio

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Investors

On December 27, 2005, a Special Meeting of Investors was held for the following purposes: 1) to approve a new management agreement and 2) to elect Trustees. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Investors.*

1.  Approval of New Management Agreement

	Voted For (%)**	Voted Against (%)	Abstentions (%)	Broker Non-Votes

New Management Agreement	87	13	0	N/A

2.  Election of Trustee Nominees

Nominees	Votes For (%)	Votes Against (%)	Abstentions (%)	Broker Non-Votes

Elliot J. Berv	98	2	0	N/A
Donald M. Carlton	98	2	0	N/A
A. Benton Cocanougher	98	2	0	N/A
Mark T. Finn	98	2	0	N/A
Stephen Randolph Gross	98	2	0	N/A
Diana R. Harrington	98	2	0	N/A
Susan B. Kerley	98	2	0	N/A
Alan G. Merten	98	2	0	N/A
R. Richardson Pettit	98	2	0	N/A
R. Jay Gerken	98	2	0	N/A

*

Investment companies that are investors in the Portfolio voted for each item in proportion to votes cast by the shareholders of such investment companies at special meetings of the shareholders of such investment companies.

**	Investors in the Portfolio vote on the basis of the percentage of beneficial interests of the Portfolio that they own.

Liquid Reserves Portfolio	37

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

CitiSM Cash Reserves

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	(OF LIQUID RESERVES
Donald M. Carlton	PORTFOLIO)
A. Benton Cocanougher	Citi Fund Management Inc.
Mark T. Finn	100 First Stamford Place
R. Jay Gerken, CFA	Stamford, CT 06902
Chairman
Stephen Randolph Gross	DISTRIBUTORS
Diana R. Harrington	Citigroup Global Markets Inc.
Susan B. Kerley	Legg Mason Investor Services, LLC
Alan G. Merten
R. Richardson Pettit	TRANSFER AGENTS
Boston Financial Data Services, Inc.
OFFICERS	2 Heritage Drive
R. Jay Gerken, CFA	North Quincy, Massachusetts 02171
President and
Chief Executive Officer	PFPC Inc.
4400 Computer Drive
Andrew B. Shoup	Westborough, Massachusetts 01581
Senior Vice President and
Chief Administrative Officer	CUSTODIAN
State Street Bank and Trust Company
Frances M. Guggino
Chief Financial Officer	INDEPENDENT REGISTERED
and Treasurer	PUBLIC ACCOUNTING FIRM
KPMG LLP
Ted P. Becker	345 Park Avenue
Chief Compliance Officer	New York, NY 10154

John Chiota	LEGAL COUNSEL
Chief Anti-Money Laundering	Bingham McCutchen LLP
Compliance Officer	150 Federal Street
Boston, MA 02110
Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

CitiFunds Trust III
CitiSM Cash Reserves

The Fund is a separate investment fund of CitiFunds Trust III, a
Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities
Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C.,
and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30 of each year and a description of the policies and procedures that the fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at
www.sec.gov.

This report is submitted
for the general information
of the shareholders of
CitiSM Cash Reserves.

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Fund’s
investment objective, risks,
charges and expenses
carefully before investing.
The prospectus contains this
and other important
information about the Fund.
Please read the prospectus
carefully before investing.

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

CFS/RCR/206             06-9816

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM	SCHEDULE OF INVESTMENTS

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Liquid Reserves Portfolio

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Liquid Reserves Portfolio

Date: May 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Liquid Reserves Portfolio

Date: May 8, 2006

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Liquid Reserves Portfolio

Date: May 8, 2006